UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:		6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	November 4, 1999

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ITALIAN PASTA CL A    COM              027070101     1245    43500 SH       SOLE                    43000               500
AT&T                           COM              001957109     1695    38975 SH       SOLE                    30000              8975
ATLANTIC RICHFIELD CO COM      COM              048825103      470     5300 SH       SOLE                                       5300
BELL & HOWELL                  COM              077852101      367    10000 SH       SOLE                    10000
BRISTOL-MYERS SQUIBB           COM              110122108      236     3500 SH       SOLE                                       3500
C-CUBE MICROSYSTEMS            COM              125015107    13267   305000 SH       SOLE                   300000              5000
CAPSTEAD MRTG CORP             COM              14067E100      469   117350 SH       SOLE                   100000             17350
CARDINAL HEALTH INC COM        COM              14149Y108      589    10811 SH       SOLE                                      10811
CHART INDUSTRIES               COM              16115Q100     3087   625249 SH       SOLE                   600000             25249
CHARTER ONE FINL INC COM       COM              160903100     2716   117434 SH       SOLE                    52500             64934
CHECKFREE HOLDINGS CORP        COM              162816102    60976  1482689 SH       SOLE                  1420000             62689
CHECKPOINT SYS INC             COM              162825103    11881  1275775 SH       SOLE                  1200000             75775
CONCORD EFS INC COM            COM              206197105      285    13800 SH       SOLE                                      13800
CONSECO                        COM              208464107    13751   712005 SH       SOLE                   525000            187005
CONSOL STORES CORP             COM              210149100      344    15600 SH       SOLE                                      15600
CROWN CORK & SEAL CO           COM              228255105      727    30000 SH       SOLE                    30000
DUFF & PHELPS SELECT UTIL      COM              264324104      155    16050 SH       SOLE                                      16050
EQUIFAX INC COM                COM              294429105     1108    39400 SH       SOLE                                      39400
EVERCEL                        COM              299759100     1250   100000 SH       SOLE                   100000
FUELCELL ENERGY, INC           COM              29271E100     1714    65000 SH       SOLE                    65000
GREAT ATL & PAC CO             COM              390064103     2601    85800 SH       SOLE                    70000             15800
GREAT LAKES CHEMICAL           COM              390568103      590    15500 SH       SOLE                                      15500
GTE CORP                       COM              362320103      221     2880 SH       SOLE                                       2880
HOME DEPOT                     COM              437076102      377     5500 SH       SOLE                                       5500
HORIZON PHARMACY               COM              439902107      150    50000 SH       SOLE                                      50000
HYPERION TELECOMN INC CL A     COM              44914K306     1819    73300 SH       SOLE                                      73300
IMAX CORP                      COM              45245E109     4796   239800 SH       SOLE                   220000             19800
INT'L BUSINESS MACH            COM              459200101      456     3760 SH       SOLE                                       3760
INTIMATE BRANDS INC CL A       COM              461156101      312     8002 SH       SOLE                                       8002
K MART CORP                    COM              482584109      409    35000 SH       SOLE                    35000
LUCENT TECHNOLOGIES            COM              549463107      303     4664 SH       SOLE                                       4664
MCI WORLDCOM INC               COM              55268b106     1556    21650 SH       SOLE                                      21650
MEDTRONIC INC COM              COM              585055106      306     8626 SH       SOLE                                       8626
MERCURY GENERAL CORP           COM              589400100    12215   443170 SH       SOLE                   347500             95670
MIDAS GROUP INC COM            COM              595626102      970    47050 SH       SOLE                                      47050
MILESTONE SCIENTIFIC COM       COM              59935P100     1012   851500 SH       SOLE                   825000             26500
MOBIL CORP COM                 COM              607059102      284     2815 SH       SOLE                                       2815
NATIONAL HEALTH REALTY INC     COM              635905102     3569   335884 SH       SOLE                                     335884
NATIONAL HEALTHCARE CORP       COM              635906100     4627   660984 SH       SOLE                                     660984
NETWORK SOLUTIONS INC cl A     COM              64121q102      285     3100 SH       SOLE                                       3100
NOBEL LEARNING COMMUNITIES INC COM              654889104     4640   798200 SH       SOLE                   720000             78200
NORTHLAND CRANBERRIES          COM              666499108      327    50000 SH       SOLE                    50000
OGDEN CORP                     COM              676346109      644    64450 SH       SOLE                    59000              5450
PFIZER INC                     COM              717081103      520    14470 SH       SOLE                                      14470
SAFEWAY INC COM NEW            COM              786514208      228     6000 SH       SOLE                                       6000
SCHERING PLOUGH CORP           COM              806605101      289     6635 SH       SOLE                                       6635
SLI INC COM                    COM              78442T108      810    38000 SH       SOLE                    38000
STERLING COMMERCE              COM              859205106     1848    99550 SH       SOLE                    55000             44550
TIME WARNER INC COM            COM              887315109      248     4080 SH       SOLE                                       4080
TRUSTMARK CORP COM             COM              898402102      459    20400 SH       SOLE                                      20400
TYCO INTERNATIONAL LTD COM     COM              902124106      206     2000 SH       SOLE                                       2000
UCAR INTL INC COM              COM              90262K109     1141    50000 SH       SOLE                    50000
UNION PLANTERS CORP            COM              908068109      227     5575 SH       SOLE                                       5575
UNOCAL CORP COM                COM              915289102      437    11800 SH       SOLE                                      11800
USX-MARATHON GROUP             COM              902905827      877    30000 SH       SOLE                    30000